FAIR VALUE MEASUREMENTS - Recurring Fair Value Measurements (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Life settlement policies	$ 83,585,374	$ 13,809,352	$ 0
Available-for-sale securities, at fair value	1,000,000	1,000,000	250,000
Other investments, at cost	1,650,000	1,300,000	1,250,000
Liabilities:
Private placement warrants	3,382,000	0
Fair Value, Recurring
Assets:
Life settlement policies	83,585,374	13,809,352	0
Available-for-sale securities, at fair value	1,000,000	1,000,000	250,000
Other investments, at cost	1,650,000	1,300,000	1,250,000
S&P 500 options	1,494,744	890,829	0
Other assets	998,469
Total assets held at fair value	88,728,587	17,000,181	1,500,000
Other non-current assets	1,494,744	890,829	0
Liabilities:
Long-term debt	59,544,907	28,249,653	0
Private placement warrants	3,382,000
Total liabilities held at fair value:	62,926,907	28,249,653
Fair Value, Recurring | Level 1
Assets:
Life settlement policies	0	0	0
Available-for-sale securities, at fair value	0	0	0
Other investments, at cost	0	0	0
S&P 500 options	1,494,744	890,829	0
Other assets	998,469
Total assets held at fair value	2,493,213	890,829	0
Other non-current assets	1,494,744	890,829	0
Liabilities:
Long-term debt	0	0	0
Private placement warrants	0
Total liabilities held at fair value:	0	0
Fair Value, Recurring | Level 2
Assets:
Life settlement policies	0	0	0
Available-for-sale securities, at fair value	0	0	0
Other investments, at cost	0	0	0
S&P 500 options	0	0	0
Other assets	0
Total assets held at fair value	0	0	0
Other non-current assets	0	0	0
Liabilities:
Long-term debt	0	0	0
Private placement warrants	0
Total liabilities held at fair value:	0	0
Fair Value, Recurring | Level 3
Assets:
Life settlement policies	83,585,374	13,809,352	0
Available-for-sale securities, at fair value	1,000,000	1,000,000	250,000
Other investments, at cost	1,650,000	1,300,000	1,250,000
S&P 500 options	0	0	0
Other assets	0
Total assets held at fair value	86,235,374	16,109,352	1,500,000
Other non-current assets	0	0	0
Liabilities:
Long-term debt	59,544,907	28,249,653	$ 0
Private placement warrants	3,382,000
Total liabilities held at fair value:	$ 62,926,907	$ 28,249,653